                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1. Name and address of issuer:
                                    Williams Capital Management Trust
                                    650 Fifth Avenue, 11th Floor
                                    New York, NY 10019

--------------------------------------------------------------------------------

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
   [X]

--------------------------------------------------------------------------------

3. Investment Company Act File Number:        811-21186

   Securities Act File Number:                333-98485

--------------------------------------------------------------------------------

4(a). Last day of the fiscal year for which this notice is filed:

                                October 31, 2006

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Calculation of registration fee:

      (i) Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                          $1,024,635,050
                                                                  --------------

     (ii) Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                     $674,570,638
                                               ------------

    (iii) Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995
          that were not previously used
          to reduce registration fees
          payable to the Commission.                     $0
                                               ------------

     (iv) Total available redemption credits
          [Add items 5(ii) and 5(iii)]:                          -  $674,570,638
                                                                  --------------

      (v) Net Sales - If item 5(i) is greater
          than item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]                                           $350,064,412
                                                                  --------------

-----------------------------------------------------------
     (vi) Redemption credits available for               $0
          use in future years - if Item 5(i)   ------------
          is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:
-----------------------------------------------------------

    (vii) Multiplier for determining
          registration fee
          (See Instruction C.9):                                       0.0001070
                                                                  --------------


   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii):                              =    $37,456.89
          (enter "0" if no fee is due):                           --------------

--------------------------------------------------------------------------------

6. Prepaid shares
   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

--------------------------------------------------------------------------------

7. Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see
   Instruction D):

                                                                           $0.00
                                                                  --------------

--------------------------------------------------------------------------------

8. Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].

                                                                      $37,456.89
                                                                  ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

   N/A
   --------------

   Method of Delivery:
                           [X] Wire Transfer
                           [ ] Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Dail St. Claire
                            ----------------------------------------------------

                            Dail St. Claire, President & Co-Portfolio Manager
                            ----------------------------------------------------

Date          1/8/2007
              --------


* Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------